Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of unrecognized tax benefits [Abstract]
Gross unrecognized tax benefits, Beginning balance	$ 1,072	$ 2,175	$ 2,175
Increase in tax positions taken in prior years	162
Decrease in tax positions taken in prior years		(1,103)
Gross unrecognized tax benefits, Ending balance	$ 1,234	$ 1,072	$ 2,175